Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow [Line Items]
Interest paid	$ 160	$ 162	$ 168
Income taxes paid, net of refunds received	(23)	44	40
Supplemental cash flows, stock based compensation
Cash disbursements for payment of taxes	(3)	(6)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards			42
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	0	2	48
Cash disbursements for payment of taxes	(3)	(8)	(6)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	(3)	(6)	42
UScellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	0	1	29
Cash disbursements for payment of taxes	(11)	(10)	(11)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ (11)	$ (9)	$ 18
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Common Shares withheld (in shares)	153,000	814,000	676,000
Aggregate value of Common Shares withheld	$ 3	$ 29	$ 21
UScellular Common Shares | UScellular
Supplemental cash flows, stock based compensation
Common Shares withheld (in shares)	376,000	452,000	1,550,000
Aggregate value of Common Shares withheld	$ 11	$ 23	$ 73